UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

WENDY SIMS

BMC FUND, INC.

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2019

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS

Six Months Ended April 30, 2019 (Unaudited)

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2019, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. (the “Fund”) became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2019, the Fund paid the following dividends per share:

December 10, 2018 to shareholders of record November 25, 2018	$.25
March 10, 2019 to shareholders of record February 25, 2019	.25

Total	$.50

The attached Schedule of Investments is a listing of the entire Fund’s diversified securities at April 30, 2019, with a total market value of $102,186,032.

M. Hunt Broyhill
Chairman and President

1

BMC FUND, INC.

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND

SECTOR DIVERSIFICATION

Six Months Ended April 30, 2019 (Unaudited)

BMC Fund, Inc. Portfolio Holdings
April 30, 2019

Fixed Income 5.42%
Option Contracts 0.08%
Cash Equivalents 13.44%
Common Stocks 30.46%
Preferred Stocks 4.08%
Stock Mutual Funds 8.58%
Bond Mutual Funds 7.86%
Other Investments 30.08%

BMC Fund, Inc. Sector Diversification
(% of common stocks)
April 30, 2019

Real Estate 7.62%
Utilities 6.27%
Communication Services 9.48%
Consumer Discretionary 7.57%
Materials 0.59%
Information Technology 7.97%
Consumer Staples 11.16%
Industrials 0.92%
Health Care 16.08%
Energy 13.09%
Financials 19.25%

2

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
RAYTHEON CO		4.400%	2/15/2020	500,000	511,069	506,636
WALT DISNEY CO		1.800%	6/5/2020	1,000,000	987,563	992,544
HERTZ CORP		5.875%	10/15/2020	200,000	201,030	200,000
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,707	97,125
DISH DBS CORP		5.875%	7/15/2022	100,000	97,206	97,570
INGLES MKTS INC		5.750%	6/15/2023	200,000	200,728	202,500
DAVITA INC		5.125%	7/15/2024	200,000	200,249	200,000
EMBARQ CORP		7.995%	6/1/2036	247,000	246,995	243,604
CENTURYLINK INC		7.650%	3/15/2042	100,000	90,063	88,040
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	150,375
LINCOLN NATL CORP IND		4.997%	5/17/2066	125,000	94,659	107,500
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,635	501,030
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	500,000	500,000	458,800
WISCONSIN ENERGY		4.728%	5/15/2067	250,000	241,333	216,250
JP MORGAN CHASE CAP XXIII	5	3.700%	5/15/2077	250,000	232,454	198,500
LEHMAN BROTHERS HLDGS NIKKEI INDEX	1,2,3	0.000%	9/29/2008	3,000,000	1,634,502	-
LEHMAN BROTHERS HLDGS EAFE INDEX	1,2,3	0.000%	11/15/2008	1,000,000	536,674	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	1,2,3	0.000%	3/15/2011	2,500,000	1,360,905	-
				11,008,000	7,946,772	4,260,474	4.08%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	86,172	98,010
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	995,256	1,176,120
				1,300,000	1,081,428	1,274,130	1.22%

TOTAL INVESTMENTS IN FIXED INCOME				$12,308,000	$9,028,200	$5,534,604	5.30%

3

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2019

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
BLACKROCK FLOATING RATE	1,500.00	19,596	19,245
BLACKROCK TAX MUNICIPAL SHS	10,000.00	220,813	228,500
DOUBLELINE FDS TR DBLN LOW DURATION I	49,603.18	500,000	495,536
DOUBLELINE FDS TR ULTRA SHORT	49,850.45	500,000	500,499
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,373,105
GUGGENHEIM TAXABLE MUNI MG	10,000.00	213,921	229,600
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,634,975
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,553,784
VANGUARD SHORT TERM INVT-GRADE ADM SHS	46,772.69	500,000	495,791
VANGUARD SHORT TERM CORP BOND ADM SHS	22,967.39	500,000	497,014
TOTAL BOND MUTUAL FUNDS		8,066,830	8,028,049	7.69%

STOCK MUTUAL FUNDS:

INTERNATIONAL EQUITIES
Foreign Large Growth
VANGUARD INTL DIVIDEND APPR ETF	3,000.00	197,873	200,070	0.19%

Diversified Emerging Markets
ISHARES CORE MSCI EMERGING MKT	1,630.00	99,518	86,129
PZENA EMERGING MARKETS	47,531.27	500,000	508,584
VANGUARD TRUSTEES EMERGING MKT	22,255.64	500,000	494,743
		1,099,518	1,089,456	1.04%

TOTAL INTERNATIONAL EQUITIES		1,297,391	1,289,526	1.24%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	524,579	0.50%

Consumer Discretionary
VANGUARD WORLD FDS CONSUM DIS ETF	2,265.00	299,965	410,441	0.39%

Industrials
VANGUARD WORLD FDS INDUS INDEX ADM	4,695.57	300,000	353,107	0.34%

4

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2019

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

Large Cap Blend
MUTUAL FUNDS:
COOK & BYNUM FUND		65,145.23	1,000,000	934,834
POWERSHARES ETF TRUST INTL DIV ACHV		6,600.00	99,412	108,438
PRIMECAP ODYSSEY FUNDS ODYSSEY STK FD		18,525.38	500,000	619,489
			1,599,412	1,662,761	1.59%

Large Cap Growth
PARNASSUS FD EQUITY INCOME		12,603.98	500,000	577,514	0.55%

Mid Cap Blend
AKRE FOCUS FUND INSTL		5,590.87	128,758	241,805	0.23%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,688,805	1.62%

Precious Metals
ISHARES SILVER TRUST	3	23,802.00	399,993	333,704
SPDR GOLD SHARES	3	5,000.00	486,825	606,000
VANECK VECTORS GOLD MINERS		20,832.00	637,277	435,181
			1,524,095	1,374,885	1.32%

Utilities
UTILITIES SELECT SECTOR SPDR		11,000.00	357,288	645,810
			357,288	645,810	0.62%

TOTAL SPECIALTY FUNDS			6,657,713	7,479,707	7.17%

TOTAL STOCK MUTUAL FUNDS			7,955,104	8,769,233	8.40%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$16,021,934	$16,797,282	16.10%

5

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2019

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL B	2, 3	3,000,000	6,274,482
GRAHAM INSTITUTIONAL PARTNERS LP	2, 3	2,365,123	2,838,852
GREENLIGHT MASTERS QUALIFIED LP	2, 3	2,500,000	3,966,853
INFINITY PREMIER FUND, LP	2, 3	3,500,000	4,054,459
LITESPEED PARTNERS, LP	2, 3	2,500,000	3,203,706
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	2, 3	-	106,237
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	2, 3	895,494	895,494
OAKTREE ENHANCED INCOME FUND II, LP	2, 3	1,759,415	2,223,564
OLD WELL EMERGING MARKETS FUND	2, 3	500,000	531,467
PRIVET FUND LP	2, 3	1,000,000	1,772,536
SEGRA RESOURCE ONSHORE PARTNERS, LP	2, 3	250,000	249,263
STARK INVESTMENTS LP	2, 3	22,608	60,943
TRIARII CAPITAL PARTNERS LP	2, 3	1,000,000	944,330
VIRGO SOCIETAS III (ONSHORE) LP	2, 3	1,365,005	1,991,319
WALNUT INVESTMENT PARTNERS	2, 3	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	2, 3	1,300,000	1,432,356
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	2, 3	50,000	48,676
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	2, 3	50,000	47,359
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A36	2, 3	50,000	47,668
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A37	2, 3	50,000	47,408
TOTAL LIMITED PARTNERSHIPS		22,393,212	30,736,972	29.45%

TOTAL OTHER INVESTMENTS		$22,393,212	$30,736,972	29.45%

6

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2019

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	6,000.00	AT&T CORP COM		173,671	185,760
	4,500.00	BCE INC COM		191,785	201,330
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	47,200
	10,000.00	TELEFONICA BRASIL S.A.		144,120	119,000
	6,691.00	TELEFONICA S A SPONSORED ADR		110,735	55,535
	6,500.00	VODAFONE GROUP		169,802	120,380
				818,017	729,205	0.70%

Media and Entertainment	1,101.00	ALPHABET INC CAP STK CL C		641,356	1,308,516
	350.00	BAIDU INC SPON ADR REP A		61,300	58,181
	3,500.00	FACEBOOK INC CL A		585,375	676,900
	2,600.00	WEIBO CORP		245,215	178,100
				1,533,246	2,221,697	2.13%

TOTAL COMMUNICATION SERVICES				2,351,263	2,950,902	2.83%

CONSUMER DISCRETIONARY
Hotels, Restaurants & Leisure	3,165.00	RADISSON HOSP AB NPV		14,500	14,399
	1,000.00	STARBUCKS CORPORATION		54,224	77,680
				68,724	92,079	0.09%

Retailing	3,000.00	ALIBABA GROUP HLDG LTD SPO		529,143	556,710	0.53%

Specialty Retail	15,000.00	AUTONATION INC COM		516,838	628,950
	25,000.00	CAMPING WORLD HOLDINGS, INC.		375,375	373,000
	12,500.00	KAR AUCTION SERVICES, INC.		623,441	706,000
				1,515,654	1,707,950	1.64%

TOTAL CONSUMER DISCRETIONARY				2,113,521	2,356,739	2.26%

CONSUMER STAPLES

Discount Stores	5,000.00	DOLLAR GEN CORP COM		353,530	630,450
	10,000.00	DOLLAR TREE INC COM	3	786,251	1,112,800
				1,139,781	1,743,250	1.67%

Food & Staples Retailing	10,000.00	WALGREENS BOOTS ALLIAN COM		652,690	535,700	0.51%

Food, Beverage & Tobacco	6,000.00	ANHEUSER-BUSCH INBEV SA/NV		522,857	533,640
	1,500.00	CONSTELLATION BRANDS CL A		136,079	317,505
	500.00	GENERAL MILLS INC COM		20,240	25,735
	2,500.00	MOLSON COORS BREWING COM C		163,316	160,475
				842,492	1,037,355	0.99%

Household & Personal Products	1,000.00	KIMBERLY CLARK CORP COM		108,744	128,380
	275.00	PROCTER & GAMBLE CO COM		18,418	29,282
				127,162	157,662	0.15%

TOTAL CONSUMER STAPLES				2,762,125	3,473,967	3.33%

7

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2019

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

ENERGY
Energy	35,000.00	CAMECO CORP COM	323,282	386,400
	2,800.00	CHEVRON CORP	296,043	336,168
	2,404.00	EXXON MOBIL CORP COM	213,938	192,993
	2,000.00	NGL ENERGY PARTNERS LP COM	23,880	28,520
	4,800.00	OCCIDENTAL PETROLEUM COM	380,567	282,624
	5,000.00	PHILLIPS 66 COM	534,807	471,350
	1,500.00	ROYAL DUTCH SHELL ADR A	100,414	95,295
	2,000.00	SCHLUMBERGER LTD COM	87,710	85,360
	9,000.00	SUNOCO INC COM	215,850	278,370
	4,500.00	VALERO ENERGY CORP COM STK	300,371	407,970
			2,476,862	2,565,050	2.46%

Natural Resources	3,500.00	OASIS MIDSTREAM PARTNERS COM	64,813	69,755	0.07%

Pipelines	2,000.00	BUCKEYE PARTNERS LP COM	124,792	66,920
	3,500.00	DELEK LOGISTICS PARTNERS LP	103,142	114,205
	4,999.00	ENBRIDGE INC	169,552	184,663
	12,800.00	ENERGY TRANSFER PARTNERS LP	234,907	193,536
	5,750.00	ENLINK MIDSTREAM, LLC	61,122	67,217
	4,000.00	ENTERPRISE PRODUCTS PARTNERS LP	113,098	114,520
	2,000.00	GASLOG PARTNERS LP UNIT LT	49,779	42,120
	8,000.00	GOLAR LNG PARTNERS LP	140,814	101,120
	5,000.00	GREEN PLAINS PARTNERS COM	102,798	80,100
	3,000.00	HOLLY ENERGY PARTNERS	86,820	81,570
	2,000.00	MAGELLAN MIDSTREAM PARTNERS, LP	120,307	124,020
	6,000.00	TALLGRASS ENERGY LP	125,895	144,840
	7,500.00	USA COMPRESSION PARTNERS COM	125,969	127,050
			1,558,995	1,441,881	1.38%

TOTAL ENERGY			4,100,670	4,076,686	3.91%

8

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2019

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

FINANCIALS
Banks	5,000.00	BANK OF AMERICA CORP COM		96,602	152,900
	5,000.00	BB&T CORP COM		215,613	256,000
	3,000.00	PACWEST BANCORP DEL COM		148,845	118,650
				461,060	527,550	0.51%

Diversified Financials	7,000.00	ALLIANCE BERNSTEIN HLDG UN		153,050	206,570
	5,000.00	ANNALY CAP MGMT INC COM		82,125	50,450
	7,500.00	ARLINGTON ASSET INVT C CL		106,244	58,875
	2,500.00	BERKSHIRE HATHAWAY INC CL B	3	185,406	541,775
	23,000.00	BLACKSTONE GROUP LP COM		713,190	907,580
	13,000.00	BLACKSTONE MTG TR INC COM		415,992	462,670
	4,500.00	CAPITAL ONE FINL CORP COM		368,312	417,735
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	680,205
	8,000.00	CARLYLE GROUP LP COM		197,622	167,600
	800.00	CME GROUP		129,728	143,120
	5,000.00	COMPASS DIVERSIFIED HOLDINGS		68,434	82,700
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	276,450
	1,000.00	INTERNCONTINENTAL EXCHANGE COM		74,845	81,350
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	31,500
	1,000.00	OAKTREE CAPITAL GROUP LLC UNIT		38,784	50,620
	10,000.00	OXFORD LANE CAP CORP COM		110,256	108,800
	13,000.00	STARWOOD PPTY TR INC COM		286,828	299,650
				4,556,054	4,567,650	4.38%

Insurance	1,500.00	AON PLC SHS CL A		121,687	270,210
	5,000.00	OLD REP INTL CORP COM		84,276	111,800
	2,500.00	TRAVELERS COMPANIES COM		203,356	359,375
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	159,450
				558,134	900,835	0.86%

TOTAL FINANCIALS				5,575,248	5,996,035	5.75%

HEALTH CARE
Health Care Equipment & Services	2,500.00	DAVITA HEALTHCARE PART COM	3	157,625	138,100
	5,000.00	HOLOGIC INC COM	3	216,378	231,900
	4,550.00	LABORATORY CORP AMER HLDGS	3	511,426	727,636
	10,000.00	MCKESSON CORP COM		1,395,085	1,192,500
	3,000.00	QUEST DIAGNOSTICS INC COM		168,045	289,140
	600.00	STRYKER CORP		112,156	113,346
				2,560,715	2,692,622	2.58%

9

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2019

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

Pharmaceuticals & Biotechnology	2,500.00	ABBVIE INC		229,812	198,475
	7,500.00	ALLERGAN PLC SHS		1,149,245	1,102,500
	38.00	AMGEN INC COM		5,707	6,814
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	376,600
	1,840.00	ELANCO ANIMAL HEALTH COM		17,941	57,960
	2,592.00	ELI LILLY & CO COM		114,185	303,368
	1,000.00	IQVIA HOLDINGS INC COM		99,090	138,900
	500.00	MERCK & CO INC COM		26,583	39,355
	500.00	PFIZER INC COM		12,068	20,305
	1,000.00	SEATTLE GENETICS INC COM		49,131	67,780
				1,939,293	2,312,057	2.22%

TOTAL HEALTH CARE				4,500,008	5,004,679	4.80%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	94,755
	4,000.00	ABB LTD SPONSORED ADR	3	100,795	82,640
				172,360	177,395	0.17%

Commercial Services & Supplies	500.00	WASTE MGMT INC DEL COM		17,412	53,670
				17,412	53,670	0.05%

Transportation	5,000.00	USD PARTNERS LP COM UT REP		56,643	55,650
				56,643	55,650	0.05%

TOTAL INDUSTRIALS				246,415	286,715	0.27%

INFORMATION TECHNOLOGY

Hardware & Equipment	5,700.00	CISCO SYSTEMS INC		111,359	318,915
	6,500.00	CORNING INC COM		181,607	207,025
				292,966	525,940	0.50%

Software & Services	3,500.00	MICROSOFT CORP COM		87,412	457,100
	4,000.00	ORACLE CORP COM		110,847	221,320
	1,000.00	RED HAT INC	3	134,191	182,530
	3,000.00	TENCENT HLDGS LTD ADR		100,845	147,720
				433,295	1,008,670	0.97%

Technology Hardware & Equipment	3,000.00	APPLE INC COM		310,629	602,010
	5,000.00	COMMSCOPE HLDG CO INC COM	3	143,029	123,900
	359.99	DELL TECHNOLOGIES INC COM	3	9,405	24,267
	1,000.00	INTEL CORP COM		23,850	51,040
	3,000.00	SEAGATE TECHNOLOGY SHS		121,463	144,960
				608,376	946,177	0.91%

TOTAL INFORMATION TECHNOLOGY				1,334,637	2,480,787	2.38%

MATERIALS	526.00	DOW INC COM		(37)	29,840
	1,580.00	DOWDUPONT INC COM		97,247	60,751
	500.00	ECOLAB INC COM		52,644	92,040
TOTAL MATERIALS				149,854	182,631	0.18%

10

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2019

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

REAL ESTATE
	2,000.00	AMERICAN CAMPUS COMNTYS INC	77,890	94,400
	5,000.00	BROOKFIELD PROPERTY REIT COM	100,171	104,150
	5,000.00	CARETRUST REIT INC COM	68,082	121,250
	1,500.00	CYRUSONE INC COM	94,748	83,535
	2,000.00	DIGITAL RLTY TR INC COM	162,816	235,420
	12,000.00	EASTERLY GOVT PPTYS COM	214,136	216,000
	3,500.00	GEO GROUP INC COM	83,062	70,070
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	265,900
	2,000.00	IRON MTN INC NEW COM	66,726	64,960
	3,000.00	JERNIGAN CAP INC COM	58,819	63,210
	4,000.00	LTC PPTYS TR INC COM R	159,295	180,240
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	261,900
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	70,780
	6,000.00	PHYSICIANS RLTY TR COM	112,436	108,360
	11,500.00	TANGER FACTORY OUTLET COM	263,890	207,690
	3,000.00	VENTAS INC COM	195,931	183,330
	500.00	W P CAREY & CO LLC COM	31,927	39,660
TOTAL REAL ESTATE			2,089,160	2,370,855	2.27%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	35,585
	13,000.00	AMERIGAS PARTNERS LP COM	581,786	471,380
	6,500.00	DOMINION RES INC VA COM	330,756	506,155
	4,387.00	DUKE ENERGY CORP COM	334,123	399,744
	1,000.00	ENTERGY CORP NEW COM	69,388	96,900
	5,000.00	SOUTHERN CO COM	209,871	266,100
	2,256.00	WEC ENERGY GROUP INC COM	89,900	176,938
TOTAL UTILITIES			1,634,983	1,952,802	1.87%

TOTAL INVESTMENTS IN COMMON STOCKS			$26,857,884	$31,132,798	29.83%

11

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2019

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
APPLE INC CALL OPTION $185 EXP 06/21/19	3	10.00	$9,361	$18,000
ISHS BARCLY 20 CALL OPTION $125 EXP 06/21/19	3	200.00	$17,307	$19,200
			26,668	37,200	0.04%
PUT OPTIONS:
INVESCO QQQ TR PUT OPTION, $180 EXP 7/19/19	3	30.00	$13,486	$7,650
ISHARES RUSSELL 2000 PUT OPTION, $140 EXP 6/21/19	3	150.00	$32,631	$7,500
ISHARES RUSSELL 2000 PUT OPTION, $145 EXP 8/16/19	3	50.00	$14,937	$10,100
ISHARES IBOXX PUT OPTION, $110 EXP 1/17/20	3	250.00	$26,650	$12,250
ISHARES IBOXX PUT OPTION, $112 EXP 9/20/19	3	250.00	$22,032	$5,000
ISHARES IBOXX PUT OPTION, $114 EXP 6/12/19	3	250.00	$15,555	$2,500
			125,291	45,000	0.04%

TOTAL INVESTMENTS IN OPTIONS			$151,959	$82,200	0.08%

12

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2019

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets

PREFERRED STOCKS:
BAC CAP TR XIV FLOATING RATE	4, 5	5.630%	N/A	200,000.00	$179,500	$165,440
BANK OF AMERICA CORP FLOATING RATE	4, 5	6.300%	N/A	300,000.00	319,500	327,750
CITIGROUP INC FIXED-FLOATING	4, 5	5.950%	N/A	250,000.00	247,347	255,000
COMPASS DIVERSIFIED HOLDINGS	4, 5	7.880%	N/A	9,000.00	208,121	198,450
E TRADE FINANCIAL CORP FIXED-FLOATING	4, 5	5.875%	N/A	250,000.00	249,687	258,125
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	4, 5	4.100%	N/A	250,000.00	250,000	190,000
GOLDMAN SACHS CAP II FIXED-FLOATING	4, 5	4.000%	N/A	250,000.00	229,998	200,625
JP MORGAN CHASE & CO FIXED-FLOATING	4, 5	5.000%	N/A	150,000.00	149,992	150,375
JP MORGAN CHASE & CO PFD	4, 5	4.625%	N/A	150,000.00	148,409	142,243
MELLON CAP IV PFD CAP FIXED-FLOATING	4, 5	6.244%	N/A	350,000.00	315,746	295,750
NEW YORK MTG TR INC PFD	4	7.750%	N/A	2,000.00	49,337	49,240
PNC FINANCIAL SERVICES GROUP INC-FLOATING	4, 5	4.850%	N/A	250,000.00	257,440	249,375
SUNTRUST BANKS INC-FLOATING	4, 5	5.050%	N/A	250,000.00	258,750	247,187
WACHOVIA CAP TRUST III FIXED-FLOATING	4, 5	5.569%	N/A	1,450,000.00	1,437,500	1,441,402

TOTAL INVESTMENTS IN PREFERRED STOCKS					$4,301,327	$4,170,962	4.00%

13

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
April 30, 2019

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$13,731,214	$13,731,214	13.16%

TOTAL INVESTMENTS - MARKET VALUE			102,186,032	97.92%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,167,369	2.08%

TOTAL NET ASSETS			$104,353,401	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

4Perpetual security. Maturity date is not applicable.

5Variable rate security. The rate shown is the coupon as of the end of the reporting period.

14

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2019

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
DIGITAL RLTY CALL OPTION, $115 EXP 07/19/19	3	(10.00)	(2,184)	(5,600)
KIMBERLY CLARK CALL OPTION, $120 EXP 07/19/19	3	(10.00)	(2,054)	(9,200)
SCHLUMBERGER CALL OPTION, $47.50 EXP 8/16/19	3	(20.00)	(2,209)	(1,500)
TANGER FACTORY CALL OPTION, $24 EXP 9/20/19	3	(30.00)	(1,454)	(150)
TOTAL CALL OPTIONS - LIABILITIES			(7,901)	(16,450)	-0.02%

PUT OPTIONS:
CATERPILLAR PUT OPTION, $110 EXP 06/21/19	3	(5.00)	(2,217)	(75)
COCA-COLA CO PUT OPTION, $42 EXP 8/16/19	3	(25.00)	(1,962)	(325)
COMMSCOPE HOLDING CO PUT OPTION, $23 EXP 8/16/19	3	(25.00)	(2,462)	(3,125)
ILLUMINA INC PUT OPTION, $260 EXP 9/20/19	3	(5.00)	(8,042)	(3,150)
INVESCO QQQ TR PUT OPTION, $165 EXP 7/19/19	3	(30.00)	(4,904)	(2,670)
ISHARE RUSSELL 2000 PUT OPTION, $130 EXP 8/16/19	3	(50.00)	(5,183)	(3,350)
MEDICAL PROPERTYS PUT OPTION, $17 EXP 10/18/19	3	(9.00)	(438)	(720)
TANGER FACTORY PUT OPTION, $20 EXP 9/20/19	3	(25.00)	(2,701)	(6,125)
WALGREENS BOOT PUT OPTION, $60 EXP 5/17/19	3	(50.00)	(12,193)	(33,350)
TOTAL PUT OPTIONS - LIABILITIES			(40,102)	(52,890)	-0.05%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(48,003)	$(69,340)	-0.07%

15

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2019

ASSETS AT MARKET VALUE:
Investment securities (cost - $92,485,730)	$102,186,032
Cash and short-term investments	2,210,062
Receivables, accrued interest and dividends	143,864
Other assets	47,151

Total assets	104,587,109

LIABILITIES:
Call and put options written, at fair value (premiums received $48,003)	69,340
Accounts payable and accrued expenses	1,113
Payable to broker	85,501
Payable to custodian	3,474
Accounts payable to affiliates	74,280

Total liabilities	233,708

NET ASSETS AT APRIL 30, 2019 - EQUIVALENT TO $21.15 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$104,353,401

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	64,337,011
Undistributed net investment income	362,130
Realized gain on investments sold and foreign currency transactions	114,176
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	9,678,965

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$104,353,401

See accompanying notes to financial statements.

16

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2019

INVESTMENT INCOME:
Income:
Interest - fixed income	$190,755
Dividend income (net of $5,527 foreign tax)	1,260,767

Total income	1,451,522

Expenses:
Legal and professional fees	28,548
Directors' fees (Note 7)	30,000
Investment expense	42,638
Salaries and related expenses	356,006
Property and liability insurance	24,031
Depreciation expense	1,119
Rent	14,730
Office expense and supplies	14,545
Dues and subscriptions	12,681
Travel and entertainment	8,247

Total expenses	532,545

Investment income, net	918,977

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investments sold and foreign currency transactions	121,014
Realized gain from expiration or closing of options contracts written	59,225
Change in unrealized appreciation of investments for the period	3,262,885

Net gain on investments	3,443,124

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,362,101

See accompanying notes to financial statements.

17

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2019 and 2018

	2019	2018

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$918,977	$751,237
Realized gains from investment securities sold, options and foreign currency transactions	180,239	760,946
Change in unrealized appreciation of investments for the year	3,262,885	90,935

Net increase in net assets resulting from operations	4,362,101	1,603,118

Distributions to shareholders from:
Net realized gain on investment securities, options and foreign currency transactions	-	(683,797)
Net investment income	(847,740)	(942,518)
Retained earnings prior to becoming an investment company	(1,618,900)	(840,325)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,895,461	(863,522)

NET ASSETS AT BEGINNING OF PERIOD	102,457,940	105,657,261

NET ASSETS AT END OF PERIOD (Including undistributed net investment income: (2019 - $362,130, 2018 - $333,811)	$104,353,401	$104,793,739

See accompanying notes to financial statements.

18

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six months end April 30, 2019 (unaudited), Years Ended October 31, 2018, 2017, 2016, 2015, 2014, 2013, 2012, 2011, 2010, and 2009

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2019 (unaudited) and years ended October 31, 2018, 2017, 2016, 2015, 2014, 2013, 2012, 2011, 2010 and 2009. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

	Six Months
	Ended
	April 30,
PER SHARE OPERATING	2019
PERFORMANCE	(Unaudited)		2018	2017	2016	2015	2014	2013	2012	2011	2010	2009

Net asset value, beginning of period	$20.77		$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$22.11	$22.41	$21.20	$20.79
Net investment income	0.18		0.27	0.27	0.22	0.35	0.42	0.46	0.35	0.49	0.46	0.48
Net gains (losses) on investments	0.70		0.08	1.32	0.39	(0.73)	0.63	0.60	1.18	0.21	1.70	1.65
Total from investment operations	0.88		0.35	1.59	0.61	(0.38)	1.05	1.06	1.53	0.70	2.16	2.13
Less distributions:
Dividends from net investment income	0.17		0.32	0.20	0.23	0.36	0.44	0.47	0.56	0.27	0.46	0.92
Distributions from capital gains	-		0.37	0.35	-	0.44	0.42	0.33	0.48	0.53	-	-
Distributions from retained earnings	0.33		0.31	0.45	0.77	0.22	0.14	0.27	0.02	0.20	0.49	0.80
Total distributions	0.50		1.00	1.00	1.00	1.02	1.00	1.07	1.06	1.00	0.95	1.72
Net asset value, end of period	$21.15		$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$22.11	$22.41	$21.20

Per share market value, end of period[1]	$18.00		$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.45	$18.00	$16.75

TOTAL INVESTMENT RETURN[2]	4.91		1.95%	8.83%	3.39%	(2.11)%	5.83%	5.89%	8.50%	3.79%	11.83%	12.72%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$104,353		$102,458	$105,657	$102,751	$104,684	$111,568	$111,358	$111,379	$109,069	$110,576	$104,603
Ratio of expenses to average net assets[3]	1.04	*	1.01%	1.03%	1.07%	0.98%	0.97%	0.95%	1.01%	0.97%	1.11%	1.18%
Ratio of net investment income to average net assets[3]	1.79	*	1.28%	1.26%	1.06%	1.59%	1.83%	2.04%	1.57%	2.15%	2.11%	2.40%
Portfolio turnover rate	5.54		14.18%	24.07%	15.09%	17.10%	22.02%	33.12%	32.90%	60.41%	38.08%	69.62%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

*Annualized

See accompanying notes to financial statements.

19

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2019 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.  Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Fund’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Fund’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B. Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Fund evaluates subsequent events through the date of filing with the Securities and Exchange Commission (“SEC”).

C. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the six months ended April 30, 2019, the Fund purchased and sold securities in the amount of $5,463,300 and $10,111,723 (excluding short-term investments and options), respectively.

20

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.  Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.  Income Taxes – No federal tax provision is required as it is the Fund’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Fund has income recognize the tax exempt status of a regulated investment company.

The Fund did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2015 and thereafter are subject to possible future examinations by tax authorities.

F.  Dividend Policy – It is the Fund’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.  Cash and Short-Term Investments – For purposes of financial reporting, the Fund considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

21

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.  Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

22

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$5,534,604	$-	$-	$5,534,604
Bond Mutual Funds	8,028,049	-	-	8,028,049
Stock Mutual Funds	8,769,233	-	-	8,769,233
Common Stocks – Publicly Traded	31,214,998	-	-	31,214,998
Preferred Stocks – Publicly Traded	4,170,962	-	-	4,170,962
Cash and Cash Equivalents	13,731,214	-	-	13,731,214
Limited Partnerships – Measured at NAV (2)	-	-	-	30,736,972
Total Investments	$71,449,060	$-	$-	$102,186,032

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(16,450)	$-	$-	$(16,450)
Put Options	(52,890)	-	-	(52,890)
Total Investments	$(69,340)	$-	$-	$(69,340)

(1)	There were no transfers between Level 1, Level 2, and Level 3 during the period.
(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

J.   Investments in Limited Partnerships - As of April 30, 2019, the Fund was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

23

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Fund's investments in other limited partnerships as of April 30, 2019. The Fund's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Limited Partnerships
Elliott Associates, LP	60 days	Jan. 1 or July 1	See below (1) (2)
Graham Institutional Partners, LP	60 days	Annually	See below (3)
Greenlight Masters Qualified, LP	105 days	December 31	See below (4)
Infinity Premier Fund, LP	95 days	Quarterly	See below (5) (6)
Litespeed Partners, LP	45 days	Quarterly	See below (6)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (4) (7)
Mudrick Distressed Opportunity Drawdown Fund II, L.P.	N/A	N/A	See below (8)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (8)
Old Well Emerging Markets Fund, LP	60 days	Quarterly	See below (9)
Privet Fund LP	90 days	Quarterly	See below (10)
Segra Resource Onshore Partners, LP	60 days	Quarterly	See below (11)
Stark Investments LP	N/A	N/A	See below (12)
Triarii Capital Partners LP	45 days	Quarterly	See below (13)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (14)
Walnut Investment Partners, LP Worldwide Opportunity Fund (Cayman), Ltd.	N/A 90 days	N/A June 30 or Dec. 31	See below (15) See below (16)

(1) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.

(2) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(3) Minimum withdrawal of $500,000 or for all of Limited Partner’s interest in the Partnership, if less. A Limited Partner may not take a partial withdrawal if it would cause the Partnership’s aggregate net asset value to be less than $5,000,000. General Partner may permit a smaller withdrawal or waive the latter requirement.

(4) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(5) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(6) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

(7) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(8) Redemptions are not permitted.

(9) Withdrawals of capital contributions may be up to ¼ of the balance of partner’s capital account.

(10) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner’s discretion.

(11) There is a gate provision regarding requests for more than 25% of its capital account.

(12) In liquidation.

(13) Withdrawals made during the twelve calendar months immediately following the Applicable Initial Withdrawal Date will be subject to a withdrawal charge equal to 5% of the amount permitted to be withdrawn.

(14) Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expired April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.

(15) Walnut is in receivership.

(16) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

24

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2019 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Fund is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Fund, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Fund is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Fund's investments, the above described risks are limited to the Fund's investment balances and unfunded commitments to limited partnerships.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2019, were as follows:

Gross appreciation (excess of value over tax cost)	$16,526,278
Gross depreciation (excess of tax cost over value)	(6,825,976)
Net unrealized appreciation	$9,700,302
Cost of investments for income tax purposes	$92,485,730

4.	OPTIONS WRITTEN

As of April 30, 2019, portfolio securities valued at $417,170 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the six months ended April 30, 2019 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2018	657	$189,004
Options written	355	113,970
Options terminated in closing purchase transactions	(594)	(187,754)
Options expired	(15)	(4,851)
Options exercised	(58)	(13,709)
Options outstanding at April 30, 2019	345	$96,660

5.	PLEDGED COLLATERAL

As of April 30, 2019, cash in the amount of $1,857,800 was pledged as collateral for put options sold by the Fund.

25

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2019 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

On December 10, 2018, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2018.

On March 10, 2019, a distribution of $0.25 per share was paid to shareholders of record on February 25, 2019.

The tax character of distributions paid during 2019 and 2018 was as follows:

	2019	2018
Distributions paid from:
Ordinary income	$303,082	$230,995
Long-term capital gains	1,201,486	1,680,452
Retained earnings prior to becoming an investment company	962,072	555,193
	$2,466,640	$2,466,640

7.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Fund does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

8.	RELATED PARTIES

The Fund leases office space from Broyhill Investments, Inc., which is controlled by M. Hunt Broyhill, an officer of BMC Fund, Inc. The expense associated with this related party lease for the six months ended April 30, 2019 amounted to $14,730. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Fund. All amounts paid by Broyhill Investments, Inc. on behalf of the Fund are reimbursed by the Fund. The outstanding payable related to these transactions at April 30, 2019 was $74,280.

M. Hunt Broyhill is a director of Capitala Finance Corp., in which the Fund is invested.

26

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2019 (Unaudited)

9.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,767,648 and have been assigned no value at April 30, 2019.

There were no impairment charges during the six months ended April 30, 2019. The Fund received $8,619 which was treated as a return of capital.

10.	SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Fund on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

11.	SUPPLEMENTAL PROXY INFORMATION AND 2019 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 22, 2019 at the Fund’s offices in Lenoir, North Carolina. The meeting was held for the following purposes:

1. To elect the following 12 directors to serve as follows:

Director	Term	Expiring

Kevin P. Boudreau	1 year	2020
James T. Broyhill	1 year	2020
M. Hunt Broyhill	1 year	2020
Margaret M. “Peg” Broyhill	1 year	2020
Paul H. Broyhill	1 year	2020
W. Charles Campbell	1 year	2020
R. Donald Farmer	1 year	2020
Robert G. Fox, Jr.	1 year	2020
Carol Frye	1 year	2020
Jan E. Gordon	1 year	2020
Mark E. Roberts	1 year	2020
Allene B. Stevens	1 year	2020

2. To vote upon such other business as may come before the meeting.

The directors of the Fund were elected for a one-year term at the 2019 annual meeting of shareholders of the Fund.

27

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2019 (Unaudited)

The following table provides information about the directors and the officers of the Fund:

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Biographical Information	Other Directorships Held by Director During Past 5 Years
James T. Broyhill (91) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005

Retired; Director of Shepherd Street Equity Fund (1998-2008); President of Old Clemmons School Properties, Inc. (1998-present); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U.S. Senate (1986); former member, U.S. House of Representatives (1963-1986)

None

M. Hunt Broyhill (55) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007

Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)

Capitala Finance Corp. (Feb. 2013-present)

28

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2019 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Biographical Information	Other Directorships Held by Director During Past 5 Years
Paul H. Broyhill (95) 135 Claron Place, S.E. Lenoir, NC 28645	Director Chairman Emeritus Chief Executive Officer Chairman	Since 1976 Since 2014 2001-2014 1976-2014	Director of the Fund since 1976; Chairman Emeritus of the Fund since February 2014; former Chairman (1976-2014) and Chief Executive Officer of the Fund (2001-2014); former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1988-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)	None

W. Charles Campbell (52) 3400 Sharon Road Charlotte, NC 28211	Director	Since 2011	President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Chief Executive Officer and Co-managing Partner of Flagship Healthcare Properties, LLC (formerly Brackett Flagship Properties, LLC), a commercial real estate firm (2010-present)	None

Carol Frye (61) 1009 Frosty Lane, NE Lenoir, NC 28645	Secretary and Treasurer	2001-2018	Retired; former Secretary and Treasurer of the Fund (2001-2018); former Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-2018); former Secretary and Treasurer of Broyhill Investments, Inc. (2000-2018); Director (2001-present) and former Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-2018)	None

29

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2019 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Biographical Information	Other Directorships Held by Director During Past 5 Years
Jan E. Gordon (67) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Allene B. Stevens (97) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor	None

Kevin P. Boudreau (56) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None

Margaret M. “Peg” Broyhill (75) 1995 Cedar Rock Estates Lenoir, NC 28645	Director	Since 2015	Retired; former Resident Branch Manager (Lenoir, NC office) (1993-2017) and Senior Vice President of Wells Fargo Advisors (1995-2017)	None

R. Donald Farmer (72) 375 River Haven Drive Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (69) 330 Lams Way Vilas, NC 28692	Director	Since 2008	President of RGF Consulting, Inc., a financial consulting services provider (2010-present); former Chief Banking Officer of NewDominion Bank (2005-2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Mark E. Roberts (56) 269 River Ridge Drive Wallace, NC 28466	Director	Since 2014	Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); Chief Investment Officer of Biltmore Family Offices, LLC (2013- 2017); former Director of Global Equities and Hedged Strategies, State of North Carolina Retirement System (2003-2009)	None

30

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2019 (Unaudited)

Other Executive Officers
Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years
Boyd C. Wilson, Jr. (66) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006	Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)	CommunityOne Bancorp (2011-2016); Bank of Granite Corp. (1996-2013)

Christopher R. Pavese (42) 166 Pleasant Point Drive Hickory, NC 28601	Vice President Chief Investment Officer	Since 2013 Since 2011	Vice President (since February 2013) and Chief Investment Officer of the Fund since March 2011; Portfolio Manager of the Fund (2005-2011); Chief Investment Officer of Broyhill Asset Management, LLC (2008-present)	None

Danny A. Gilbert (52) 603 Stonecroft Ct. SE Lenoir, NC 28645	Vice President Chief Compliance Officer	Since Feb. 2018 Since June 2017	Vice President (since February 2018) and Chief Compliance Officer of the Fund since June 2017; former Assistant City Manager and Finance Director, City of Lenoir, NC (2006-2016)	None

Wendy S. Sims (33) 814 Rockhouse Way SE Lenoir, NC 28645	Secretary and Treasurer	Since 2018	Secretary and Treasurer of the Fund since December 2018; Secretary and Treasurer of Broyhill Investments, Inc. (December 2018-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (December 2018-present); Assistant Secretary and Assistant Treasurer of the Fund (August 2018-December 2018); Senior Inventory Fulfillment Specialist, Lowe’s Companies, Inc. (October 2012- March 2018)	None

31

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2019 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

32

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's President and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the President and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

N/A

Item 13. Exhibits.

(a)(1) N/A

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and President

Date: June 7, 2019

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date: June 7, 2019